Sohu.com Limited Shareholder's Equity (Sohu's 2018 Share Incentive Plan, Summary of Share Option Activity) (Details) - Sohu.com Limited [Member] - Sohu 2018 Share Incentive Plan [Member] - Share Options [Member]
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance | shares	454
Number of Shares, Granted | shares	10
Number of Shares, Exercised | shares	(137)
Number of Shares, Forfeited or expired | shares	0
Number of Shares, Outstanding, Ending balance | shares	327
Number of Shares, Vested, Ending balance | shares	327
Number of Shares, Exercisable, Ending balance | shares	327
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 0.001
Weighted Average Exercise Price, Granted | $ / shares	0.001
Weighted Average Exercise Price, Exercised | $ / shares	0.001
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	0.001
Weighted Average Exercise Price, Vested, Ending balance | $ / shares	0.001
Weighted Average Exercise Price, Exercisable, Ending balance | $ / shares	$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, balance	4 years 7 months 20 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance	4 years 7 months 20 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance	4 years 7 months 20 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $	$ 4,316	[1]
Aggregate Intrinsic Value, Vested, Ending balance | $	4,316	[1]
Aggregate Intrinsic Value, Exercisable, Ending balance | $	$ 4,316	[1]
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price | $ / shares	$ 13.18

[1]	The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $13.18 on December 31, 2024 and the nominal exercise price of the options.